Commitments (Details) $ in Millions	Dec. 31, 2022 USD ($)
Disclosure Of Commitments [Line Items]
Projected future payments to related party	$ 457.9
Projected future payments to others	8,191.1
Total projected future payments	8,649.0
2023
Disclosure Of Commitments [Line Items]
Projected future payments to related party	18.9
Projected future payments to others	617.1
Total projected future payments	636.0
2024
Disclosure Of Commitments [Line Items]
Projected future payments to related party	104.0
Projected future payments to others	1,055.1
Total projected future payments	1,159.1
2025
Disclosure Of Commitments [Line Items]
Projected future payments to related party	51.7
Projected future payments to others	951.6
Total projected future payments	1,003.3
2026
Disclosure Of Commitments [Line Items]
Projected future payments to related party	51.7
Projected future payments to others	843.1
Total projected future payments	894.8
2027 and thereafter
Disclosure Of Commitments [Line Items]
Projected future payments to related party	231.6
Projected future payments to others	4,724.2
Total projected future payments	$ 4,955.8